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December 30, 2002

VIA EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street N.W.
Washington, D.C.  20549

Re:   Salomon Brothers Opportunity Fund Inc (the "Fund")
      File Nos. 2-63023; 811-2884

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective Amendment No. 27 filed on December 23, 2002, which became effective on December 27, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.


Sincerely,


/s/ Judith Loomis
Judith Loomis, Esq.